DEBT - Maturity of Debt (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 7,141
2022	8,000	$ 7,967
2023	186,846	8,000
2024	0	187,884
2025 and thereafter	0
Debt, net	$ 201,987	$ 203,851	$ 208,239